Exhibit 99.1

World Omni Auto Receivables Trust 2018-B
Monthly Servicer Certificate
February 28, 2021

Dates Covered
Collections Period	02/01/21 - 02/28/21
Interest Accrual Period	02/16/21 - 03/14/21
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/21	221,372,108.84	16,344
Yield Supplement Overcollateralization Amount 01/31/21	9,630,636.06	0
Receivables Balance 01/31/21	231,002,744.90	16,344
Principal Payments	10,017,536.69	282
Defaulted Receivables	204,660.16	12
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/21	8,968,959.61	0
Pool Balance at 02/28/21	211,811,588.44	16,050

Pool Statistics	$ Amount	# of Accounts
Pool Factor	25.05%
Prepayment ABS Speed	1.00%
Aggregate Starting Principal Balance	881,240,341.17	36,325

Delinquent Receivables:
Past Due 31-60 days	2,141,453.38	119
Past Due 61-90 days	665,823.75	36
Past Due 91-120 days	136,733.62	12
Past Due 121+ days	0.00	0
Total	2,944,010.75	167

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.33%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.36%
Delinquency Trigger Occurred	NO

Recoveries	311,240.37
Aggregate Net Losses/(Gains) - February 2021	-106,580.21
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	-0.55%
Prior Net Losses Ratio	0.09%
Second Prior Net Losses Ratio	1.33%
Third Prior Net Losses Ratio	0.13%
Four Month Average	0.25%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.01%

Overcollateralization Target Amount	8,171,418.89
Actual Overcollateralization	8,171,418.89
Weighted Average APR	2.97%
Weighted Average APR, Yield Adjusted	6.08%
Weighted Average Remaining Term	33.32

Flow of Funds	$ Amount
Collections	11,475,670.54
Investment Earnings on Cash Accounts	38.65
Servicing Fee(1)	(192,502.29)
Transfer to Collection Account	0.00
Available Funds	11,283,206.90

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	460,823.98
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	64,773.67
(5) Noteholders' Second Priority Principal Distributable Amount	1,389,101.51
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	8,171,418.89
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	584,088.85
(10) Collection Account Redeposits	613,000.00

Total Distributions of Available Funds	11,283,206.90

Servicing Fee	192,502.29
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	778,320,000.00
Original Class B	24,520,000.00

Total Class A & B
Note Balance @ 02/16/21	213,200,689.95
Principal Paid	9,560,520.40
Note Balance @ 03/15/21	203,640,169.55

Class A-1
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-2
Note Balance @ 02/16/21	0.00
Principal Paid	0.00
Note Balance @ 03/15/21	0.00
Note Factor @ 03/15/21	0.0000000%

Class A-3
Note Balance @ 02/16/21	116,960,689.95
Principal Paid	9,560,520.40
Note Balance @ 03/15/21	107,400,169.55
Note Factor @ 03/15/21	39.3695636%

Class A-4
Note Balance @ 02/16/21	71,720,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	71,720,000.00
Note Factor @ 03/15/21	100.0000000%

Class B
Note Balance @ 02/16/21	24,520,000.00
Principal Paid	0.00
Note Balance @ 03/15/21	24,520,000.00
Note Factor @ 03/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	525,597.65
Total Principal Paid	9,560,520.40
Total Paid	10,086,118.05

Class A-1
Coupon	2.25000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.57000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	2.87000%
Interest Paid	279,730.98
Principal Paid	9,560,520.40
Total Paid to A-3 Holders	9,840,251.38

Class A-4
Coupon	3.03000%
Interest Paid	181,093.00
Principal Paid	0.00
Total Paid to A-4 Holders	181,093.00

Class B
Coupon	3.17000%
Interest Paid	64,773.67
Principal Paid	0.00
Total Paid to B Holders	64,773.67

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.6546730
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.9083758
Total Distribution Amount	12.5630488

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.0254068
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.0458959
Total A-3 Distribution Amount	36.0713027

A-4 Interest Distribution Amount	2.5250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.5250000

B Interest Distribution Amount	2.6416668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.6416668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	145.30
Noteholders' Principal Distributable Amount	854.70

Account Balances	$ Amount
Reserve Account
Balance as of 02/16/21	2,042,854.72
Investment Earnings	24.07
Investment Earnings Paid	(24.07)
Deposit/(Withdrawal)	-
Balance as of 03/15/21	2,042,854.72
Change	-

Required Reserve Amount	2,042,854.72

Other Servicing Information	Current Month	Prior Month	Two Months Prior

Principal Balance of Receivables extended during the Collection Period	$851,720.96	$841,486.29	$1,424,627.03
Number of Extensions	48	45	73
Ratio of extensions to Beginning of Period Receivables Balance	0.37%	0.35%	0.55%

(1)	The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.
Such amounts have priority prior to the application of Available Funds.